GOODWILL (Details Narrative)							3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 03, 2026 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Apr. 29, 2023 USD ($) shares	Apr. 20, 2022 USD ($) shares	Apr. 03, 2019 USD ($) EquityHolder shares	Nov. 22, 2017 USD ($) Member	Mar. 31, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Oct. 27, 2025 $ / shares	Oct. 30, 2024 USD ($)	Dec. 27, 2023 USD ($)
Intangible Asset, Finite-Lived [Line Items]
Cash																		$ 40,000	$ 40,000
Promissory notes										$ 2,900,000
Goodwill										$ 27,617,398			$ 20,842,508		$ 6,592,304
Stock Issued During Period, Value, New Issues							$ 167	$ 354,750	$ 3,309,921				$ 3,664,871
Common stock, par value | $ / shares										$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001
Net cash acquired on business combination										$ 208,014		$ 34,983	$ 34,983		$ 2,048
Non-controlling interest										(4,574,711)			$ (3,857,594)
Common Stock [Member]
Intangible Asset, Finite-Lived [Line Items]
Stock Issued During Period, Shares, New Issues | shares							1,670,719	107,823	236,709				411,730
Stock Issued During Period, Value, New Issues							$ 167	$ 11	$ 24				$ 42
Common stock issued for business combination costs | shares									25,200				25,200
Axxum Technologies LLC [Member]
Intangible Asset, Finite-Lived [Line Items]
Goodwill										5,153,266			$ 5,153,266		5,153,266
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member]
Intangible Asset, Finite-Lived [Line Items]
Equity interest percentage						100.00%
Cash						$ 6,500,000
Convertible subordinated debt						500,000
Cash acquired in excess of payments to acquire business						6,500,000
Promissory notes						500,000
Transaction costs						140,005
Adjustment in working capital						573,150
Adjustment in working capital						6,566,855
Net asset value						1,413,589
Goodwill						$ 5,153,266
Number of prior members | Member						2
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member] | Two [Member]
Intangible Asset, Finite-Lived [Line Items]
Convertible subordinated debt						$ 250,000
Cloudburst Security LLC [Member]
Intangible Asset, Finite-Lived [Line Items]
Goodwill										1,439,038			1,439,038		1,439,038	$ 1,439,038
Goodwill, written off related to sale of business unit																1,400,000
Goodwill impairment																1,400,000
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member]
Intangible Asset, Finite-Lived [Line Items]
Equity interest percentage					100.00%
Cash					$ 500,000
Cash acquired in excess of payments to acquire business					500,000
Promissory notes				$ 900,000	900,000
Transaction costs					62,305
Adjustment in working capital					3,162,305
Net asset value					323,267
Goodwill					$ 2,839,038
Number of equity holders | EquityHolder					2
Stock Issued During Period, Shares, New Issues | shares				186,048	186,048
Stock Issued During Period, Value, New Issues					$ 300,000
Business Combination, Contingent Consideration, Asset					1,400,000
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member] | One Equity Holder [Member]
Intangible Asset, Finite-Lived [Line Items]
Promissory notes					$ 540,000
Number of equity holders | EquityHolder					1
Stock Issued During Period, Shares, New Issues | shares					111,628
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member] | Two Equity Holder [Member]
Intangible Asset, Finite-Lived [Line Items]
Promissory notes					$ 360,000
Stock Issued During Period, Shares, New Issues | shares					74,420
SLG Innovation Inc [Member]
Intangible Asset, Finite-Lived [Line Items]
Transaction costs															20,000
Goodwill		$ 14,600,000							$ 14,600,000	$ 14,646,146			$ 14,250,204
Restricted investments																1,400,000
Receivable		$ 2,000,000.0	$ 2,000,000						$ 2,000,000.0						2,000,000	$ 1,401,923
Accounts payable			$ 2,136,445
Preferred stock shares issued | shares		33,609	33,212
Common stock issued for business combination costs | shares		33,609
Common stock, par value | $ / shares		$ 0.0001							$ 0.0001
Accounts receivable owed		$ 10,814,147							$ 10,814,147
Fair value of assets acquired		3,100,000							3,100,000
Net cash acquired on business combination		34,983
Liabilities assumed		10,600,000							10,600,000
Non-controlling interest		3,500,000							3,500,000
Net assets acquired		7,600,000							$ 7,600,000
Prepaid deposit		$ 2,000,000
SLG Innovation Inc [Member] | Common Stock [Member]
Intangible Asset, Finite-Lived [Line Items]
Shares issued for share-based payment obligations | shares		16,667
SLG Innovation Inc [Member] | Series E Preferred Stock [Member]
Intangible Asset, Finite-Lived [Line Items]
Common stock issued for business combination costs | shares		51
Preferred stock, stated value | $ / shares		$ 10,000							$ 10,000
Conversion price | $ / shares		$ 1.00							$ 1.00
SLG Innovation Inc [Member] | Maximum [Member]
Intangible Asset, Finite-Lived [Line Items]
Receivable															$ 2,000,000.0
SLG Innovation [Member]
Intangible Asset, Finite-Lived [Line Items]
Goodwill		$ 14,300,000							$ 14,300,000
Stock Issued During Period, Shares, New Issues | shares										11,889,767
Fair value of assets acquired		3,100,000							3,100,000
Net cash acquired on business combination		34,983
Liabilities assumed		10,200,000							10,200,000
Non-controlling interest		3,500,000							3,500,000
Net assets acquired		$ 7,100,000							$ 7,100,000
SLG Innovation [Member] | Common Stock [Member]
Intangible Asset, Finite-Lived [Line Items]
Stock Issued During Period, Shares, New Issues | shares													33,609
Stock Issued During Period, Value, New Issues													$ 764,020
Secuvant LLC [Member]
Intangible Asset, Finite-Lived [Line Items]
Transaction costs	$ 5,436,837
Goodwill	6,378,948									$ 6,378,948	[1]			[1]
Fair value of assets acquired	47,353
Net cash acquired on business combination	558,014
Liabilities assumed	1,000,000.0
Net assets acquired	942,111
Cash consideration	875,000
Goodwill and intangibles	$ 6,400,000
Secuvant LLC [Member] | Series I Convertible Preferred Stock [Member]
Intangible Asset, Finite-Lived [Line Items]
Preferred stock shares issued | shares	888,888
Noncash consideration in equity	$ 2,000,000

[1]	Goodwill related to Secuvant is preliminary and currently includes intangible assets. The company is engaging valuation service consultants and anticipates being able to determine the stand-alone value of separately identifiable intangible assets related to this acquisition.